Organization and Principal Activities (Details) - USD ($)		12 Months Ended
	Nov. 08, 2019	Sep. 30, 2023	Sep. 30, 2022
Organization and Principal Activities (Details) [Line Items]
Percentage of service fees	95.00%
Description of term		The EMCTSA is effective for 20 years unless earlier terminated as set forth in the agreement or other written agreements entered into by the parties thereto.
Interest percentage	24.00%
Term loan agreement	20 years
Net assets (in Dollars)		$ 5,613,179	$ 8,558,672
Jiangsu EZGO [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interests percentage	100.00%